INVESCO STRATEGIC PORTFOLIOS, INC.
                            INVESCO Energy Portfolio
                         INVESCO Environmental Portfolio
                           INVESCO Financial Portfolio
                             INVESCO Gold Portfolio
                        INVESCO Health Sciences Portfolio
                            INVESCO Leisure Portfolio
                          INVESCO Technology Portfolio
                           INVESCO Utilities Portfolio

                  Supplement to Prospectus dated March 1, 1998

The name of the INVESCO Technology Portfolio has been changed to INVESCO Technology Fund - Class II. This name change was made as a result of the addition of the INVESCO Technology Fund - Class I. Therefore, any reference in the Prospectus to the name of the Fund is hereby changed to INVESCO Technology Fund - Class II.

Effective January 1, 1999, the section of the Prospectus entitled "The Fund And Its Management" is hereby amended to (1) delete the twelfth paragraph, and (2) replace the following paragraph in its place:

     William R. Keithler, a Chartered Financial Analyst, has been the portfolio manager of the Technology Fund since January 1999. He also manages the INVESCO VIF - Technology Fund and is a senior vice president of INVESCO. Bill was previously a portfolio manager with Berger Associates (1993 -
     1998) and a portfolio manager with INVESCO (1986 - 1993). He received an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

Effective January 1, 1999, the name of INVESCO Strategic Portfolios, Inc. is changed to INVESCO Sector Funds, Inc. Therefore, any reference in the Prospectus to the name of the Company is hereby changed to INVESCO Sector Funds, Inc.

Effective January 1, 1999, the names of the Portfolios are changed to: INVESCO Energy Fund INVESCO Environmental Services Fund INVESCO Financial Services Fund INVESCO Gold Fund INVESCO Health Sciences Fund INVESCO Leisure Fund INVESCO Technology Fund - Class II INVESCO Utilities Fund

Therefore, any reference in the Prospectus to the names of the Portfolios are hereby changed as set forth above. Further, any reference in the Prospectus to the "Portfolio" or "Portfolios" are hereby changed to the "Fund" or "Funds."

The date of this Supplement is December 14, 1998.


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                       INVESCO STRATEGIC PORTFOLIOS, INC.

                Supplement to Statement of Additional Information
                               dated March 1, 1998

The name of the INVESCO Technology Portfolio has been changed to INVESCO Technology Fund - Class II. This name change was made as a result of the addition of the INVESCO Technology Fund - Class I. Therefore, any reference in the Statement of Additional to the name of the Fund is hereby changed to INVESCO Technology Fund - Class II.

Effective January 1, 1999, the name of INVESCO Strategic Portfolios, Inc. is changed to INVESCO Sector Funds, Inc. Therefore, any reference in the Statement of Additional Information to the name of the Company is hereby changed to INVESCO Sector Funds, Inc.

Effective January 1, 1999, the names of the Portfolios are changed to: INVESCO Energy Fund INVESCO Environmental Services Fund INVESCO Financial Services Fund INVESCO Gold Fund INVESCO Health Sciences Fund INVESCO Leisure Fund INVESCO Technology Fund -- Class II INVESCO Utilities Fund

Therefore, any reference in the Statement of Additional Information to the names of the Portfolios are hereby changed as set forth above. Further, any reference in the Statement of Additional Information to the "Portfolio" or "Portfolios" are hereby changed to the "Fund" or "Funds."

The date of this Supplement is December 14, 1998.